Cash and Investments - Schedule of Fair Value Measurement (Details) - USD ($) $ in Millions			12 Months Ended
	May 17, 2019	May 16, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 74,054.0	$ 70,508.5
Derivative obligations (note 7)			(56,526.7)	(52,601.3)
Restricted cash and cash equivalents			789.6	691.5
Investments in associates (fair value $4,154.3; December 31, 2019 – $4,521.7)			6,439.6	5,984.4
Non-insurance companies
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value of investments in associates			1,527.1
Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			5,176.8
Significant unobservable inputs (Level 3) | Private Placement Debt Securities [Member] | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			775.4	232.0
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 36,731.8	$ 33,020.2
Percentage of assets classified as level 1, 2, and 3			100.00%	100.00%
Fair value of investments in associates			$ 7,151.3	$ 7,200.9
Recurring fair value measurement | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative obligations (note 7)			189.4	205.9
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			5,256.7	4,329.3
Recurring fair value measurement | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			8,663.9	6,374.3
Recurring fair value measurement | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			638.1	373.9
Recurring fair value measurement | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,002.9	755.3
Recurring fair value measurement | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			6,343.3	3,154.4
Recurring fair value measurement | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			501.6	375.8
Recurring fair value measurement | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			178.0	1,714.9
Recurring fair value measurement | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			16,295.3	16,315.4
Recurring fair value measurement | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			16.5	664.4
Recurring fair value measurement | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			49.9	2.9
Recurring fair value measurement | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3,058.4	5,610.8
Recurring fair value measurement | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			378.2	216.5
Recurring fair value measurement | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			944.0	1,656.0
Recurring fair value measurement | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			11,848.3	8,164.8
Recurring fair value measurement | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			609.9	582.9
Recurring fair value measurement | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			105.2	90.9
Recurring fair value measurement | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			17.0	5.0
Recurring fair value measurement | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			487.7	487.0
Recurring fair value measurement | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			5,135.1	4,779.8
Recurring fair value measurement | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,092.7	796.4
Recurring fair value measurement | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,515.9	1,423.1
Recurring fair value measurement | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			2,526.5	2,560.3
Recurring fair value measurement | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			960.3	844.4
Recurring fair value measurement | Quoted prices (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 16,056.4	$ 10,902.4
Percentage of assets classified as level 1, 2, and 3			43.70%	33.00%
Fair value of investments in associates			$ 3,073.8	$ 3,147.3
Recurring fair value measurement | Quoted prices (Level 1) | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative obligations (note 7)			0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			5,256.7	4,329.3
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			8,251.0	4,504.2
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			638.1	373.9
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,002.9	755.3
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			6,343.3	3,154.4
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			266.7	220.6
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			10.3	5.3
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			10.3	5.3
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			2,538.4	2,063.6
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			802.5	577.9
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			485.1	360.6
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,250.8	1,125.1
Recurring fair value measurement | Quoted prices (Level 1) | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 15,498.6	$ 17,182.7
Percentage of assets classified as level 1, 2, and 3			42.20%	52.00%
Fair value of investments in associates			$ 17.7	$ 19.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative obligations (note 7)			(164.1)	(205.9)
Recurring fair value measurement | Significant other observable inputs (Level 2) | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			412.9	1,870.1
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			234.9	155.2
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			178.0	1,714.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			14,521.1	14,895.3
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			16.5	664.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			49.9	2.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3,058.4	5,610.8
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			378.2	216.5
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			944.0	1,656.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			10,074.1	6,744.7
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			12.2	8.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			12.2	8.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			479.1	534.7
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			108.7	103.7
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			32.0	33.2
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			338.4	397.8
Recurring fair value measurement | Significant other observable inputs (Level 2) | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			237.4	80.1
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 5,176.8	$ 4,935.1
Percentage of assets classified as level 1, 2, and 3			14.10%	15.00%
Fair value of investments in associates			$ 4,059.8	$ 4,034.2
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative obligations (note 7)			(25.3)	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,774.2	1,420.1
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,774.2	1,420.1
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			587.4	569.2
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			93.0	82.5
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			17.0	5.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			477.4	481.7
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			2,117.6	2,181.5
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			181.5	114.8
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			998.8	1,029.3
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			937.3	1,037.4
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			722.9	764.3
Eurobank Ergasias S.A
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Ownership percentage	32.40%	18.00%
Eurobank Ergasias S.A | Non-insurance companies
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value of investments in associates			$ 799.9	$ 1,164.4
Ownership percentage			30.50%	30.50%
Investments in associates (fair value $4,154.3; December 31, 2019 – $4,521.7)			$ 1,166.3	$ 1,164.4